Consolidated Statements of Changes in Shareholders' Equity - USD ($) $ in Thousands	Common Stock [Member] Intec Pharma Ltd. [Member]	Additional Paid-in Capital [Member] Intec Pharma Ltd. [Member]	Retained Earnings [Member] Intec Pharma Ltd. [Member]	Intec Pharma Ltd. [Member]	Total
Beginning balance, value at Dec. 31, 2018	$ 727	$ 194,642	$ (141,824)	$ 53,545
Shares, Outstanding, Beginning Balance at Dec. 31, 2018	1,678,469
Issuance of ordinary shares, net of issuance costs (Note 7b(1))		2,086		2,086
Stock Issued During Period Share Issuance Shares	97,226
Issuance of ordinary shares and warrants, net of issuance costs (Note 7b(3))
Stock Issued During Period, Shares, New Issues
Issuance of ordinary shares and warrants, net of issuance costs (Note 7b(4))
Number of new stock issued during the period, shares
Issuance of ordinary shares and pre-funded warrants, net of issuance costs (Note 7b(6))
Issuance of ordinary shares and pre-funded warrants, net of issuance costs (Note 7b(6)), Shares
Exercise of pre-funded warrants (Note 7b(6))
Exercise of pre-funded warrants (Note 7b(6)) (in Shares)
Exercise of warrants (Note 7b(3) and 7b(4))
Exercise of warrants (Note 7b(3) and 7b(4))
Issuance of ordinary shares per equity line agreement (Note 7b(2))
Issuance of ordinary shares per equity line agreement (Note 7b(2)) (in Shares)	30,626
Exercise of options by employees (Note 7c)		282		282
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period	5,110
Share-based compensation (Note 7c)		3,221		3,221
Net loss			(47,599)	(47,599)
Ending balance, value at Dec. 31, 2019	$ 727	200,231	(189,423)	11,535
Shares, Outstanding, Ending Balance at Dec. 31, 2019	1,811,431
Issuance of ordinary shares, net of issuance costs (Note 7b(1))		421		421
Stock Issued During Period Share Issuance Shares	41,569
Issuance of ordinary shares and warrants, net of issuance costs (Note 7b(3))		5,692		5,692
Stock Issued During Period, Shares, New Issues	812,500
Issuance of ordinary shares and warrants, net of issuance costs (Note 7b(4))		4,426		4,426
Number of new stock issued during the period, shares	814,598
Issuance of ordinary shares and pre-funded warrants, net of issuance costs (Note 7b(6))		4,599		4,599
Issuance of ordinary shares and pre-funded warrants, net of issuance costs (Note 7b(6)), Shares	356,250
Exercise of pre-funded warrants (Note 7b(6))		71		71
Exercise of pre-funded warrants (Note 7b(6)) (in Shares)	356,250
Exercise of warrants (Note 7b(3) and 7b(4))		769		769
Exercise of warrants (Note 7b(3) and 7b(4))	128,698
Share-based compensation (Note 7c)		1,148		1,148
Net loss			(14,128)	(14,128)
Ending balance, value at Dec. 31, 2020	$ 727	$ 217,357	$ (203,551)	$ 14,533
Shares, Outstanding, Ending Balance at Dec. 31, 2020	4,321,296